EIE-Q1

Quarterly Report
May 31, 2026
MFS®  Active International ETF

Principal Listing Exchange: NYSE

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace & Defense – 2.2%
MTU Aero Engines Holding AG	12,186	$4,453,167
Rolls-Royce Holdings PLC	1,086,449	19,567,775
		$24,020,942
Alcoholic Beverages – 1.8%
China Resources Beer Holdings Co. Ltd.	1,707,492	$5,272,660
Heineken N.V.	33,735	2,638,710
Kweichow Moutai Co. Ltd., “A”	30,400	5,955,544
Pernod Ricard S.A.	75,700	5,599,762
		$19,466,676
Apparel, Footwear, & Accessories – 2.8%
Compagnie Financiere Richemont S.A.	96,126	$20,800,309
LVMH Moet Hennessy Louis Vuitton SE	17,602	9,712,175
		$30,512,484
Auto & Auto Components – 2.2%
Bridgestone Corp.	240,924	$5,208,309
BYD Co. Ltd., ADR	282,851	3,278,243
DENSO Corp.	538,852	6,455,465
Mahindra & Mahindra Ltd.	116,419	3,732,271
Suzuki Motor Corp.	486,084	6,023,211
		$24,697,499
Business Services – 2.0%
CGI, Inc.	101,542	$7,091,331
Edenred	174,797	4,758,634
Experian PLC	297,737	10,316,761
		$22,166,726
Chemicals – 4.0%
Air Liquide S.A.	111,020	$23,060,238
FUJIFILM Holdings Corp.	273,606	5,706,961
Shin-Etsu Chemical Co. Ltd.	300,600	14,642,607
		$43,409,806
Construction – 0.9%
Compagnie de Saint-Gobain S.A.	106,958	$9,763,388
Consumer Products – 0.8%
Beiersdorf AG	111,062	$8,961,763
Consumer Services – 1.5%
Compass Group PLC	517,173	$16,637,455
Diversified Financial Services – 2.6%
B3 S.A. - Brasil Bolsa Balcao	2,472,812	$8,088,214
Deutsche Boerse AG	40,392	11,665,233
Hong Kong Exchanges & Clearing Ltd.	67,382	3,437,497
London Stock Exchange Group PLC	44,976	5,464,551
		$28,655,495

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.1%
Mitsubishi Electric Corp.	559,122	$23,022,774
Schneider Electric SE	69,314	21,824,872
		$44,847,646
Energy - Independent – 4.8%
Eni S.p.A.	666,118	$17,504,906
Reliance Industries Ltd.	521,128	7,247,519
TotalEnergies SE	211,341	18,532,478
Woodside Energy Group Ltd.	412,930	9,099,689
		$52,384,592
Entertainment & Leisure – 4.0%
NetEase, Inc., ADR	69,054	$8,481,212
Sony Group Corp.	511,772	11,066,730
Tencent Holdings Ltd., ADR	454,600	24,821,160
		$44,369,102
Food & Beverages – 1.1%
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	1,350,200	$5,370,040
Nestle S.A.	64,460	6,560,377
		$11,930,417
Food & Drug Stores – 1.8%
Seven & I Holdings Co. Ltd.	747,146	$8,723,310
Tesco PLC	1,964,484	11,381,243
		$20,104,553
Global Systemically Important Banks – 8.1%
BNP Paribas S.A.	159,844	$17,329,784
ING Groep N.V.	597,064	18,594,289
Royal Bank of Canada	37,912	7,185,461
Sumitomo Mitsui Financial Group, Inc.	377,220	13,782,332
Toronto-Dominion Bank	167,888	19,068,719
UBS Group AG	278,646	13,118,654
		$89,079,239
Hardware, Peripherals, & Assembly – 8.2%
Amadeus IT Group S.A.	169,174	$10,801,544
Hitachi Ltd.	671,744	21,789,028
Hon Hai Precision Industry Co. Ltd.	1,384,975	12,777,378
Samsung Electronics Co. Ltd.	209,609	44,091,608
		$89,459,558
Insurance – 4.8%
AIA Group Ltd., ADR	368,210	$15,486,913
Intact Financial Corp.	44,682	8,778,887
Prudential PLC	349,300	5,040,360
Sompo Holdings, Inc.	341,433	12,772,786
Zurich Insurance Group AG	14,293	10,199,476
		$52,278,422
Interactive Media Services – 0.5%
LY Corp.	2,030,853	$5,321,163
Machinery & Tools – 1.9%
Daikin Industries Ltd.	71,762	$10,491,810
KONE Oyj, “B”	164,891	9,858,776
		$20,350,586

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Media – 0.9%
RELX PLC	216,472	$7,142,309
Wolters Kluwer N.V.	32,704	2,327,665
		$9,469,974
Medical Equipment – 2.4%
Olympus Corp.	464,453	$5,206,925
QIAGEN N.V.	111,951	4,096,287
Sonova Holding AG	35,974	9,567,872
Terumo Corp.	528,654	7,969,725
		$26,840,809
Metals & Mining – 3.0%
Franco-Nevada Corp.	41,856	$9,656,179
Gerdau S.A., ADR	1,903,562	8,566,029
Glencore PLC	675,596	5,165,986
Rio Tinto PLC	85,294	9,152,476
		$32,540,670
Non-Global Systemically Important Banks – 9.0%
Banco Bilbao Vizcaya Argentaria S.A.	245,218	$5,751,907
Banco Bradesco S.A., ADR	2,523,917	8,808,470
Bank of Ireland Group PLC	705,268	14,342,457
Credicorp Ltd.	27,377	9,380,181
DBS Group Holdings Ltd.	224,774	11,067,423
HDFC Bank Ltd., ADR	368,582	8,764,880
Intesa Sanpaolo S.p.A.	2,582,285	17,490,548
Kotak Mahindra Bank Ltd.	1,793,184	7,252,014
NatWest Group PLC	1,991,257	16,073,662
		$98,931,542
Pharmaceuticals & Biotechnology – 6.1%
GSK PLC	366,927	$9,297,254
Merck KGaA	85,210	13,005,040
Novartis AG	130,441	19,689,397
Novo Nordisk A.S., “B”	90,710	4,147,087
Roche Holding AG	48,676	20,535,528
		$66,674,306
Restaurants – 0.4%
Yum China Holdings, Inc.	108,421	$4,600,303
Semiconductor & Electronic Components – 8.4%
Hoya Corp.	32,644	$5,550,495
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	206,074	86,231,665
		$91,782,160
Software – 2.6%
Check Point Software Technologies Ltd. (a)	106,973	$14,446,704
SAP SE	75,884	13,742,230
		$28,188,934
Tobacco – 1.1%
British American Tobacco PLC, ADR	198,844	$12,286,571
Transportation & Logistics – 1.2%
Canadian National Railway Co. (l)	52,667	$6,243,673
Canadian Pacific Kansas City Ltd.	82,586	7,376,581
		$13,620,254

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – 1.6%
Ryanair Holdings PLC, ADR	230,189	$13,990,887
Sands China Ltd.	1,930,714	3,776,729
		$17,767,616
Utilities – 1.5%
ENGIE S.A.	537,498	$16,595,037
Total Common Stocks		$1,077,715,688
Mutual Funds – 1.3%
Money Market Funds – 1.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.56% (j)	14,307,664	$14,307,664
Collateral for Securities Loaned – 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j)	5,262,250	$5,262,250

Other Assets, Less Liabilities – (0.1)%		(721,278)
Net Assets – 100.0%		$1,096,564,324

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,077,715,688	$—	$—	$1,077,715,688
Investment Companies	19,569,914	—	—	19,569,914
Total	$1,097,285,602	$—	$—	$1,097,285,602
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2026, are as follows:
Japan	14.9%
France	11.6%
United Kingdom	11.6%
Switzerland	9.2%
Taiwan	9.0%
Canada	6.0%
China	5.3%
Germany	5.1%
South Korea	4.0%
Other Countries	23.3%